Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net, consists of the following:

	December 31, 2024	December 31, 2023
Transportation equipment	$991,984	$1,253,545
Office equipment	37,248	152,230
Electronic equipment	140,558	267,120
Leasehold improvements	102,687	240,149
Subtotal	1,272,477	1,913,044
Less: accumulated depreciation	(914,439)	(1,031,768)
Property and equipment, net	$358,038	$881,276